SCHEDULE OF FINANCE LEASE RIGHT-OF-USE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Finance Lease
Finance lease right-of-use-assets, beginning balance	$ 110	¥ 17,855	¥ 17,623
Addition	1	137	5,711
Depreciation expense of right-of-use assets	(37)	(6,033)	(5,479)
Finance lease right-of-use-assets, ending balance	$ 74	¥ 11,959	¥ 17,855